Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2020	88,329	936,958	1,025,287
Additions	108,974	-	108,974
Foreign currency adjustment	(15,913)	(23,553)	(39,466)
At December 31, 2021	181,390	913,405	1,094,795
Additions	65,329	-	65,329
At December 31, 2022	246,719	913,405	1,160,124

Accumulated amortization
At December 31, 2020	82,286	449,191	531,477
Amortization for the year	30,793	205,580	236,373
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	39,667	179,766	219,433
At December 31, 2022	152,746	834,537	987,283

Carrying amounts
At December 31, 2020	6,044	475,817	481,861
At December 31, 2021	68,311	258,634	326,945
At December 31, 2022	93,973	78,868	172,841